Fair Value Measurements Of Assets And Liabilities That Are Measured On Nonrecurring Basis (Detail) (Fair Value, Measurements, Nonrecurring, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in associates	$ 7,578
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in associates	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in associates	0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in associates	7,578
Investments in Associates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (Loss) on assets measured at fair value on a non-recurring basis	$ (6,630)